Operating Leases - Schedule of Operating Lease Right-of-Use Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Operating Lease Right-of-Use Assets [Abstract]
Office and warehouse	$ 353,374	$ 343,453
Less: accumulated amortization	(140,306)	(107,605)
Total right-of-use assets, net	$ 213,068	$ 235,848